Supplementary Cash Flow Information - Summary of Reconciliation of Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes From Financing Cash Flows:
Issuance of Long-Term Debt		$ 3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	$ (20)	32
Issuance of Debt Under Asset Sale Bridge Facility		3,569
(Repayment) of Debt Under Asset Sale Bridge Facility		(3,600)
(Repayment) of Long-Term Debt	(1,144)
Non-Cash Changes:
Current Portion of Long-Term Debt	682
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid	(245)	(225)
Non-Cash Changes:
Dividends Declared	245	225
Current Portion of Long Term Debt [Member]
Non-Cash Changes:
Finance costs		8
Current Portion of Long-Term Debt	682
Ending balance	682
Current Portion of Long Term Debt [Member] | Bridge Credit Facility [Member]
Changes From Financing Cash Flows:
Issuance of Debt Under Asset Sale Bridge Facility		892
(Repayment) of Debt Under Asset Sale Bridge Facility		(900)
Long Term Debt [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	9,513	6,332
Changes From Financing Cash Flows:
Issuance of Long-Term Debt		3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	(20)	32
(Repayment) of Long-Term Debt	(1,144)
Non-Cash Changes:
Foreign Exchange (Gain) Loss	817	(697)
Finance costs	(2)	28
Other		(1)
Current Portion of Long-Term Debt	(682)
Ending balance	$ 8,482	9,513
Long Term Debt [Member] | Bridge Credit Facility [Member]
Changes From Financing Cash Flows:
Issuance of Debt Under Asset Sale Bridge Facility		2,677
(Repayment) of Debt Under Asset Sale Bridge Facility		$ (2,700)